Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liquidity cycle	30 days
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 66,078	£ 50,032
More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	8,859	1,251
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	30,779	113
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	11,590	0
Lease liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	5,652	14
Lease liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	5,480	7
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	30,643	0
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	11,590	0
Trade and other payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	58,599	48,502
Trade and other payables | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,827	1,516
Deferred consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,937	0
Deferred consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,442	1,244
Contingent consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	136	113
Other liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0